CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [member]	Share premium [member]	Other comprehensive income [member]	Retained Earnings [member]	Total
Balance at Dec. 31, 2019	$ 351	$ 240,989	$ 494	$ 58,778	$ 300,612
Total Comprehensive Income (loss) for the year
Profit for the year	0	0	0	2,139	2,139
Other comprehensive income (loss):
Foreign currency translation	0	0	2,836	0	2,836
Total comprehensive Income (loss) for the year	0	0	2,836	2,139	4,975
Transactions with owners, recognized directly in equity
Issuance of shares in a Business Combination	25	14,092	0	0	14,117
Revaluation of liability for put option on non- controlling interests	0	0	0	(445)	(445)
Own shares acquired	(15)	(9,950)	0	0	(9,965)
Share based compensation	0	18,770	0	0	18,770
Exercise of share options	19	930	0	0	949
Balance at Dec. 31, 2020	380	264,831	3,330	60,472	329,013
Total Comprehensive Income (loss) for the year
Profit for the year	0	0	0	73,223	73,223
Other comprehensive income (loss):
Foreign currency translation	0	0	(2,632)	0	(2,632)
Total comprehensive Income (loss) for the year	0	0	(2,632)	73,223	70,591
Transactions with owners, recognized directly in equity
Revaluation of liability for put option on non- controlling interests	0	0	0	64	64
Own shares acquired	(3)	(6,640)	0	0	(6,643)
Share based compensation	0	41,822	0	0	41,822
Exercise of share options	17	1,353	0	0	1,370
Issuance of shares (net of issuance cost)	47	136,111	0	0	136,158
Issuance of Restricted shares	1	(1)	0	0	0
Balance at Dec. 31, 2021	442	437,476	698	133,759	572,375
Total Comprehensive Income (loss) for the year
Profit for the year	0	0	0	22,737	22,737
Other comprehensive income (loss):
Foreign currency translation	0	0	(6,499)	0	(6,499)
Total comprehensive Income (loss) for the year	0	0	(6,499)	22,737	16,238
Transactions with owners, recognized directly in equity
Own shares acquired	(50)	(86,202)	0	0	(86,252)
Share based compensation		47,049	0	0	47,049
Exercise of share options	21	2,184	0	0	2,205
Balance at Dec. 31, 2022	$ 413	$ 400,507	$ (5,801)	$ 156,496	$ 551,615